Note 35 Gains or losses on financial assets and liabilities breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 469	€ 379
Debt securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	259	(1,354)
Equity investments [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	467	(1,224)
Derivatives [member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(865)	1,189
Loans and advances to customers [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	46	(100)
Customer deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	(17)	179
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument [Line Items]
Gains (losses) on financial assets and liabilities	€ 579	€ 1,690